Impairment test on Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of impairment of assets [Abstract]
Disclosure of impairment of assets [text block]

Note 37     Impairment test on Property, plant and equipment

During 2021, the crude oil demand recovery resulted in improvements in the market conditions. Nevertheless, a revision of the estimation of the proved reserves in the Fell Block (Chile) at year-end evidenced a significant decline as compared to the prior year estimation. Management considered this to be an impairment indicator and the Group carried out an impairment review of this cash-generating unit (“CGU”). No impairment indicators were noted in the other CGUs.

The Management of the Group considers as CGU each of the blocks or group of blocks in which the Group has working or economic interests. The blocks with no material investment on property, plant and equipment or with operations that are not linked to oil and gas prices were not subject to the impairment test.

The main assumptions taken into account for the impairment tests were:

-	The future oil prices have been calculated taking into consideration the oil price curves available in the market, provided by international advisory companies, and weighted through internal estimations in accordance with price curves used by DeGolyer and MacNaughton.
-	The following Brent oil prices were considered: US$ 74.93 per Bbl for 2022, US$ 66.41 per Bbl for 2023, US$ 67.74 per Bbl for 2024, US$ 69.09 per Bbl for 2025 and US$ 70.48 per Bbl for 2026 and onwards. These prices were based on Brent future price estimations; the Group adjusted them on its model valuation to reflect the effective price applicable in each location (see Note 3 “Price risk”).
-	Three gas price scenarios were projected and weighted in order to minimize misleading estimations: low-price, middle-price and high-price. These gas price scenarios were based on the gas sales agreement in place with Methanex in Chile.
-	The model valuation was based on the expected cash flow approach.
-	The revenues were calculated linking price curves with levels of production according to certified reserves.
-	The levels of production have been linked to certified risked P1, P2 and P3 reserves case by case (see Note 4).
-	Production and structure costs were estimated considering internal historical data according to GeoPark’s own records and aligned to the 2022 approved budget.
-	The capital expenditures were estimated considering the drilling campaign necessary to develop the certified reserves.
-	The assets subject to impairment test are the ones classified as Oil and Gas properties, Production facilities and machinery and Construction in progress.
-	The carrying amount subject to impairment test includes mineral interest, if any.
-	The income tax charges have considered future changes in the applicable income tax rates (see Note 16).

As a consequence of the evaluation, the following amounts of impairment loss were (recognized) reversed:

Amounts in US$‘000	2021	2020	2019
Chile (a)	(17,641)	(81,967)	—
Brazil (b)	—	(1,717)	—
Argentina (c)	13,307	(16,205)	(7,559)
Peru (d)	—	(33,975)	—
	(4,334)	(133,864)	(7,559)
(a)	Recognition of impairment loss in the Fell Block due to the decline in the proved reserves estimation in 2021 and the commercial viability has been decreased significantly as a consequence of the lower crude prices relative to its high cash costs of production in 2020.
(b)	Recognition of impairment loss in the REC-T-128 Block due to the fair value less cost to sale determined in the context of the farm-out process described in Note 36.2.2.
(c)	Reversal of impairment loss in the Aguada Baguales and El Porvenir Blocks in 2021 due to the known market price of the blocks in the context of the transaction described in Note 36.3.1. Recognition of impairment loss in the Aguada Baguales and El Porvenir Blocks in 2020 due to the commercial viability has been decreased significantly as a consequence of the lower crude prices relative to its high cash costs of production, which also led to reduced estimates of the quantities of hydrocarbons recoverable, and in the CN-V Block in 2019 for the total amount capitalized in the block due to a negative revision of reserves.
(d)	Recognition of impairment loss in the Morona Block due to the situation described in Note 36.4.1.

With regard to the assessment of value in use for the identified CGUs subject to impairment indicators, Management believes that there are no reasonably possible changes in any of the above key assumptions that would cause the carrying value of the CGUs to materially exceed its recoverable amount.